FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - Excluding equity share [Member] - Financial assets available-for-sale, category [member] - GBP (£)
£ in Millions
		Dec. 31, 2018	Dec. 31, 2017
Debt securities:
Government securities		£ 18,971	£ 34,708
Bank and building society certificates of deposit		118	167
Asset-backed securities:
Mortgage-backed securities		120	2,381
Other asset-backed securities		131	467
		251	2,848
Corporate and other debt securities		5,151	4,615
Total debt securities		24,491	42,338
Treasury and other bills		303
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		24,794	42,338
Investment Grade [Member]
Debt securities:
Government securities	[1]	18,971	34,708
Bank and building society certificates of deposit	[1]	118	167
Asset-backed securities:
Mortgage-backed securities	[1]	120	2,381
Other asset-backed securities	[1]		358
	[1]	120	2,739
Corporate and other debt securities	[1]	4,934	4,250
Total debt securities	[1]	24,143	41,864
Treasury and other bills	[1]	303
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[1]	24,446	41,864
Other [Member]
Debt securities:
Government securities	[2]
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]
Other asset-backed securities	[2]	131	109
		131	109	[2]
Corporate and other debt securities	[2]	217	365
Total debt securities	[2]	348	474
Treasury and other bills	[2]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	£ 348	£ 474

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (31 December 2018: 85 million; 1 January 2018: 98 million) and not rated (31 December 2018: 263 million; 1 January 2018: 376 million).